FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	$ 78,519	$ 75,401
Commitments to Extend Credit [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	77,663	74,571
Standby Letters of Credit [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	856	780
Loans Sold with Recourse [Member]
Credit risk of off-balance sheet risks [Line Items]
Contract amounts of which represent credit risk	$ 0	$ 50